Revenue	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Revenue	Note 5 - Revenue
(Amounts in thousands, except per share and per unit data)
The Group extracts and sells natural gas, NGLs and oil to various customers as well as operating a majority of these natural gas and oil wells for customers and other working interest owners. In addition, the Group provides gathering and transportation services as well as asset retirement and other services to third parties. All revenue was generated in the U.S. The following table reconciles the Group's revenue for the periods presented:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Natural gas	$209,008	$334,588	$557,167
NGLs	70,935	67,159	141,321
Oil	56,185	54,294	103,911
Total commodity revenue	$336,128	$456,041	$802,399
Midstream	17,416	16,662	30,565
Other(a)	15,130	14,602	35,299
Total revenue	$368,674	$487,305	$868,263
(a)For the six months ended June 30, 2024 and 2023 and the year ended December 31, 2023, other includes $7,776, $11,550 and $28,360 in third-party plugging revenue and $7,354, $3,052 and $6,939 in other revenue, respectively.
A significant portion of the Group’s trade receivables represent receivables related to either sales of natural gas, NGLs and oil or operational services, all of which are uncollateralized, and are collected within 30 - 60 days.
During the six months ended June 30, 2024 and 2023 and the year ended December 31, 2023, no customers individually comprised more than 10% of total revenues.